SALARIES AND EMPLOYEES BENEFITS (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Salaries and employees benefits expense [Abstract]
Salaries		S/ 2,090,835	S/ 1,958,770	S/ 1,816,939
Vacations, medical assistance and others	[1]	342,435	285,891	360,334
Additional participation	[2]	342,065	165,859	243,787
Bonuses		280,568	271,712	264,171
Social security		213,640	209,782	200,935
Workers' profit sharing		165,091	164,716	252,850
Severance indemnities		159,845	151,725	151,945
Share-based payment plans		73,997	104,499	120,062
Total		S/ 3,668,476	S/ 3,312,954	S/ 3,411,023

[1]	The variation corresponds mainly to severance indemnities. Also, after the change in the modality of on-site modality to the hybrid/remote mode due to the pandemic, an increase in connectivity bonuses was generated.
[2]	The variation is mainly due to higher provisions for additional participations, since given the COVID-19 situation in 2020, a lower provision was made for this concept.